UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hocky Management Company, LLC
Address:    105 South Bedford Road, Suite 310
            Mount Kisco, New York  10549

Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Sachs
Title:      Managing Member
Phone:      (914) 244-4100

   Signature                     Place                     Date of Signing:

/S/ DAVID SACHS               MT. KISCO NY                FEBRUARY 10, 2010
---------------               ------------                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   54
                                          -----------
Form 13F Information Table Value Total:   $238,627
                                          -----------
                                          (thousands)

List of Other Included Managers:

None

                                                                        SH OR
                                TITLE              MARKET      VALUE    PRN        SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS  CUSIP       VALUE       (*1000)  AMOUNT     PRN CALL  DISCRETION MANAGERS SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                       COM    013817101   5,949,892   5,950    369,100    SH        Sole                369,100
ARCH COAL INC                   COM    039380100   6,675,000   6,675    300,000    SH        Sole                300,000
AOL INC                         COM    00184X105   7,523,467   7,523    323,173    SH        Sole                323,173
ARVINMERITOR INC                COM    043353101   2,236,000   2,236    200,000    SH        Sole                200,000
ARRAY BIOPHARMA INC             COM    04269X105   1,335,045   1,335    475,105    SH        Sole                475,105
ALLEGHENY ENERGY INC            COM    017361106   4,696,000   4,696    200,000    SH        Sole                200,000
BJ SERVICES CO                  COM    055482103   5,799,480   5,799    311,800    SH        Sole                311,800
BOSTON SCIENTIFIC CORP          COM    101137107   5,400,000   5,400    600,000    SH        Sole                600,000
CABOT CORP                      COM    127055101   5,256,492   5,256    200,400    SH        Sole                200,400
COMCAST CORP-CL A               COM    20030N101   5,901,000   5,901    350,000    SH        Sole                350,000
CONSECO INC                     COM    208464883   1,000,000   1,000    200,000    SH        Sole                200,000
COMMSCOPE INC                   COM    203372107   6,762,497   6,762    254,900    SH        Sole                254,900
CYTEC INDUSTRIES INC            COM    232820100   1,391,244   1,391    38,200     SH        Sole                38,200
COSAN LTD-CL A SHRS             COM    G25343107   1,305,000   1,305    150,000    SH  CALL  Sole                1,500
DISCOVER FINANCIAL SERVICES     COM    254709108   248,599     249      16,900     SH        Sole                16,900
EASTMAN KODAK CO                COM    277461109   1,688,000   1,688    400,000    SH        Sole                400,000
EASTMAN KODAK CO                COM    277461109   422,000     422      100,000    SH  CALL  Sole                1,000
ELECTRONIC ARTS INC             COM    285512109   4,698,425   4,698    264,700    SH        Sole                264,700
FERRO CORP                      COM    315405100   4,328,438   4,328    4,750,000  PRN       Sole                4,750,000
CORNING INC                     COM    219350105   907,570     908      47,000     SH        Sole                47,000
GENWORTH FINANCIAL INC-CL A     COM    37247D106   1,418,750   1,419    125,000    SH  CALL  Sole                1,250
GENWORTH FINANCIAL INC-CL A     COM    37247D106   5,934,915   5,935    522,900    SH        Sole                522,900
WR GRACE & CO                   COM    38388F108   5,341,245   5,341    210,700    SH        Sole                210,700
GRAFTECH INTERNATIONAL LTD      COM    384313102   1,652,965   1,653    106,300    SH        Sole                106,300
SEAHAWK DRILLING INC            COM    81201R107   2,817,500   2,818    125,000    SH        Sole                125,000
HESS CORP                       COM    42809H107   3,025,000   3,025    50,000     SH        Sole                50,000
HOVNANIAN ENTERPRISES-A         COM    442487203   1,536,991   1,537    400,258    SH        Sole                400,258
H&R BLOCK INC                   COM    93671105    8,272,134   8,272    365,700    SH        Sole                365,700
HEXCEL CORP                     COM    428291108   8,374,696   8,375    645,200    SH        Sole                645,200
L-1 IDENTITY SOLUTIONS INC      COM    50212A106   7,343,196   7,343    980,400    SH        Sole                980,400
ISLE OF CAPRI CASINOS           COM    464592104   748,000     748      100,000    SH        Sole                100,000
JACK IN THE BOX INC             COM    466367109   7,868,000   7,868    400,000    SH        Sole                400,000
JACOBS ENGINEERING GROUP INC    COM    469814107   940,250     940      25,000     SH        Sole                25,000
LIBERTY GLOBAL INC-A            COM    530555101   6,658,938   6,659    304,200    SH        Sole                304,200
LIBERTY ACQUISITION HOLDINGS    COM    53015Y107   12,484,299  12,484   1,291,034  SH        Sole                1,291,034
MICROSOFT CORP                  COM    594918104   758,952     759      24,900     SH        Sole                24,900
NCR CORPORATION                 COM    62886E108   10,277,442  10,277   923,400    SH        Sole                923,400
NALCO HOLDING CO                COM    62985Q101   3,969,356   3,969    155,600    SH        Sole                155,600
NUANCE COMMUNICATIONS INC       COM    67020Y100   3,261,300   3,261    210,000    SH        Sole                210,000
OWENS CORNING INC               COM    690742101   7,666,360   7,666    299,000    SH        Sole                299,000
VERIFONE HOLDINGS INC           COM    92342Y109   2,457,000   2,457    150,000    SH        Sole                150,000
ROCKWOOD HOLDINGS INC           COM    774415103   11,780,000  11,780   500,000    SH        Sole                500,000
RRI ENERGY INC                  COM    74971X107   1,430,000   1,430    250,000    SH        Sole                250,000
SMITHFIELD FOODS INC            COM    832248108   5,100,802   5,101    335,800    SH        Sole                335,800
SARA LEE CORP                   COM    803111103   3,654,000   3,654    300,000    SH        Sole                300,000
SCHWEITZER-MAUDUIT INTL INC     COM    808541106   13,296,150  13,296   189,000    SH        Sole                189,000
TELEPHONE AND DATA SYSTEMS      COM    879433100   2,544,000   2,544    75,000     SH        Sole                75,000
TELEPHONE AND DATA SYSTEMS      COM    879433100   3,392,000   3,392    100,000    SH  CALL  Sole                1,000
TENNECO INC                     COM    880349105   1,773,000   1,773    100,000    SH        Sole                100,000
UAL CORP                        COM    902549807   5,422,200   5,422    420,000    SH        Sole                420,000
UBS AG-REG                      COM    H89231338   4,902,711   4,903    316,100    SH        Sole                316,100
USEC INC                        COM    90333E108   770,000     770      200,000    SH        Sole                200,000
WARNER CHILCOTT LTD-CLASS A     COM    G94368100   3,131,700   3,132    110,000    SH        Sole                110,000
UNITED STATES STEEL CORP        COM    912909108   5,098,600   5,099    92,500     SH        Sole                92,500
                                                               238,627